Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenues - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenues [Line Items]
Disaggregation of revenues	$ 2,968,016	$ 2,435,753	$ 5,711,681
Blockchain and Digital Asset Mining [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenues [Line Items]
Disaggregation of revenues	1,773,684
Tea Products, Beverages and Light Meals [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenues [Line Items]
Disaggregation of revenues	1,091,752	765,094	358,515
Dark Tea Products [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenues [Line Items]
Disaggregation of revenues	$ 102,580	$ 1,670,659	$ 5,353,166